Loss per Share (Tables)	12 Months Ended
Aug. 31, 2020
Earnings per share [abstract]
Earnings per share [Table Text Block]
	August 31,	August 31,	August 31,
	2020	2019	2018

Weighted average number of common shares used in the calculation of basic loss per share	334,332,582	275,760,316	215,152,381
Diluted impact of convertible note payable	—	—	—
Diluted impact of convertible redeemable preferred shares	—	—	—
Diluted impact of warrants	—	—	—
Diluted impact of stock options	—	—	—

Weighted average number of common shares used in the calculation of diluted loss per share	334,332,582	275,760,316	215,152,381